Investments Accounted for Using the Equity Method - Equity in Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Investments accounted for using the equity method [abstract]
Investments accounted for using the equity method, Affiliates	¥ 854,536	¥ 715,901
Investments accounted for using the equity method, Joint ventures	388,078	491,067
Investments accounted for using the equity method, Total	1,242,614	1,206,968	¥ 915,946
Honda's equity of undistributed earnings, Affiliates	95,581	111,787
Honda's equity of undistributed earnings, Joint ventures	160,433	279,915
Honda's equity of undistributed earnings, Total	¥ 256,014	¥ 391,702